Sponsor Earnout Shares, Summary of Assumptions, Inputs, and Fair Value Results (Details) - Sponsor Earnout Shares [Member]	Jan. 31, 2023 USD ($) $ / shares	Aug. 03, 2022 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI | $	$ 2,445	$ 12,079
Tranche I [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 2.12	$ 10.06
Tranche II [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	1.88	9.32
Tranche III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 1.67	$ 8.63
Per Share Price of Company Common Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input | $	3.62	10.95
Annual Equity Volitility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	65	50
Risk-Free Rate of Return [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	3.7	2.86